Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value

Note 9 - Fair Value

In accordance with fair value accounting guidance, the Company determines fair value based on the exchange price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The inputs used to measure fair value are classified into the following hierarchy:

Level 1: Unadjusted quoted prices in active markets for identical instruments that are accessible as of the measurement date

Level 2: Other significant pricing inputs that are either directly or indirectly observable

Level 3: Significant unobservable pricing inputs, which result in the use of management’s own assumptions

As disclosed in Note 8, the Debenture and the Warrant were reported at fair value, with changes in fair value of the Debenture recorded through the Company’s condensed consolidated statements of operations as other income (expense) for the six months ended June 30, 2023.

The following table sets forth the Company’s consolidated financial assets and liabilities measured at fair value by level within the fair value hierarchy at June 30, 2023:

	Convertible Debenture	Purchase Warrant
Level I	$-	$-
Level II	$-	$-
Level III	$3,830,778	$1,174,229
Total	$3,830,778	$1,174,229

The following table presents a reconciliation of the beginning and ending balances of the Debenture measured at fair value on a recurring basis that uses significant unobservable inputs (Level 3) and the related expenses and losses recorded in the consolidated statement of operations during the six months ended June 30, 2023.

Fair Value, December 31, 2022	$-
Issuance of convertible debenture	2,825,771
Accretion for discount for warrants	146,778
Accretion for discount for OID	50,000
Interest expense	130,192
Change in fair value	678,037
Fair Value, June 30, 2023	$3,830,778

The fair value of the Debenture was determined using a Monte Carlo Simulation (“MCS”) which incorporates the probability and timing of the consummation of a Fundamental Transaction event and conversion of the Debenture as of the valuation date.

The MCS implied a discount rate at issuance that resulted in a total value to the debenture and warrants that equated to the transaction proceeds. This discount rate was 75.28% at issuance, and was calibrated to the June 30, 2023 valuation date by comparing the B rated commercial paper credit spread at both dates. B spreads as follows:

Issuance February 14, 2023	4.13%
Fair Value June 30, 2023	2.21%

At June 30, 2023, the Company valued the Debenture using a Monte Carlo Simulation model using the value of the underlying stock price of $2.98, exercise price of $8.75, expected dividend rate of 0%, risk-free interest rate of 4.53% and volatility of 53.0%. The Company estimated the term of the warrant to be 2.63 years.

Note 11 – Fair Value

In accordance with fair value accounting guidance, the Company determines fair value based on the exchange price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The inputs used to measure fair value are classified into the following hierarchy:

Level 1: Unadjusted quoted prices in active markets for identical instruments that are accessible as of the measurement date

Level 2: Other significant pricing inputs that are either directly or indirectly observable

Level 3: Significant unobservable pricing inputs, which result in the use of management’s own assumptions

Assumptions Used in Determining Fair Value of the Commitment Fee at December 31, 2021

The commitment fee, which required the Company to sell to the Series A preferred stock shareholder 369,287 shares of Series B preferred stock for $6,000,000 and to issue Series A-1 preferred stock equal to 3% of the Company’s issued and outstanding capital immediately following the Second Tranche (collectively, the commitment fee and second tranche), required the Company to transfer a variable number of shares outside of its control and is classified as a liability. Liability-classified instruments are recorded at their estimated fair values at each reporting period until they are exercised, terminated, reclassified, or otherwise settled. The Company utilized a Monte Carlo simulation to value the commitment fee. The Company selected this model as it believes it is reflective of all significant assumptions that market participants would likely consider in negotiating the transfer of the commitment fee. Such assumptions include, among other inputs, stock price volatility, risk-free rate, probability of completing a Going Public Transaction, conversion price of the preferred stock and the underlying stock price. The Company’s underlying stock fair value was determined using a straight-line calculation, consistent with the method described for the Warrant – Advisory Services in Note 10. Immediately prior to the MTS Merger, the holder of the Series A preferred stock received 70,099 shares of Series A-1 preferred stock in the Company to settle the commitment fee. The change in the commitment fee was $23,301,206 for the year ended December 31, 2021 and is recorded in commitment fee expense in the consolidated statement of operations. The value of the exchange of the Series A preferred stock for the commitment fee was determined using the quoted-market price of the Company’s stock on the MTS Merger date, $68.00 per ordinary share, on the settlement date of July 26, 2021.

Significant inputs and assumptions used in the valuation model as of December 31, 2021, were as follows:

Schedule of inputs and assumptions of valuation model

Probability of a Going Public Transaction	50.0%
Volatility	58.5%
Stock price of public company at the time of measurement	$6.30
Date of a Going Public Transaction	April 30, 2021
Pro-forma common shares outstanding at Going Public Transaction date	5,207,700

The change in the commitment fee between December 31, 2020 and 2021 consisted of the following:

Schedule of commitment fee

Beginning balance, December 31, 2020	$577,000

Commitment fee expense	23,301,206
Issuance of Series A-1 and B preferred stock in exchange for commitment fee	(23,878,206)

Ending balance, December 31, 2021	$—